Schedule 1 - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:	¥ 765,705	$ 111,017	¥ (1,096,652)	¥ (777,108)
Cash Flows from Investing Activities:
Purchase of short-term investments	(17,083,380)	(2,476,857)	(13,054,640)	(1,282,428)
Proceeds from maturity of short-term investments	17,023,969	2,468,243	12,253,325	110,000
Prepaid investments	69,426	10,066
Net cash used in investing activities	(139,819)	(20,272)	(846,898)	(1,217,701)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	9,729	1,411	2,971	2,073
Payment for share repurchase	(67,022)	(9,717)	(16,546)
Proceeds from initial public offering, net			2,133,437
Net cash provided by/(used in) financing activities	(57,457)	(8,330)	2,119,670	2,050,890
Effect of exchange rate changes on cash and cash equivalents	37,723	5,469	(14,086)	(26,884)
Net (decrease)/increase in cash and cash equivalents and restricted cash	606,152	87,884	162,034	29,197
Total cash and cash equivalents and restricted cash at beginning of year	1,485,383	215,360	1,323,349	1,294,152
Total cash and cash equivalents and restricted cash at end of year	2,091,535	303,244	1,485,383	1,323,349
Waterdrop Inc. [Member]
Cash Flows from Operating Activities:	534,951	77,560	320,097	(28)
Cash Flows from Investing Activities:
Purchase of short-term investments	(1,486,449)	(215,515)	(1,875,171)	(654,428)
Proceeds from maturity of short-term investments	1,621,770	235,135	2,100,240
Investment in subsidiaries	(178,395)	(25,865)	(2,683,195)	(1,554,670)
Prepaid investments	(69,426)	(10,066)	0	0
Net cash used in investing activities	(112,500)	(16,311)	(2,458,126)	(2,209,098)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible redeemable preferred shares, net				2,048,986
Proceeds from exercise of share option	9,729	1,411	2,971
Payment for share repurchase	(67,022)	(9,717)	(16,546)
Proceeds from initial public offering, net			2,142,104
Net cash provided by/(used in) financing activities	(57,293)	(8,306)	2,128,529	2,048,986
Effect of exchange rate changes on cash and cash equivalents	(21,824)	(3,164)	(14,162)	(26,122)
Net (decrease)/increase in cash and cash equivalents and restricted cash	343,334	49,779	(23,662)	(186,262)
Total cash and cash equivalents and restricted cash at beginning of year	8,483	1,230	32,145	218,407
Total cash and cash equivalents and restricted cash at end of year	¥ 351,817	$ 51,009	¥ 8,483	¥ 32,145